COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended						3 Months Ended		12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010 ACG Consulting Agreement for Regional Center [Member] Percentage Owned by North Bay [Member]	Dec. 31, 2010 ACG Consulting Agreement for Regional Center [Member] Percentage Owned by ACG Consulting [Member]	Mar. 31, 2011 ACG Consulting Agreement for Regional Center [Member] Start-Up Expenses [Member]	Dec. 31, 2011 ACG Consulting Agreement for Regional Center [Member] Start-Up Expenses [Member]	Dec. 31, 2010 ACG Consulting Agreement for Regional Center [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Temporary Equity, Shares Outstanding (in Shares)		10,217,468	10,217,468	4,517,601
Commitments and Contingencies		$ 697,046	$ 667,758	$ 367,490
Temporary Equity, Interest Rate		10.00%	10.00%
Temporary Equity, Contract Terms	Due to the shares being redeemable by the holder since their inception, the shares are required to be classified outside of permanent equity on the balance sheet. Since redemption is uncertain and outside of the Company’s control the shares are classified within the mezzanine section of the balance sheet at their respective redemption values. Any differences between the cash received and the redemption value was recorded to additional paid in capital. Interest of 10% is being accrued on the values and is recorded through additional paid in capital consistent with the appropriate accounting guidance covering the accounting treatment of mezzanine instruments.
Accounts Payable, Other, Current							22,216	0
Other Commitment							37,216
Increase (Decrease) in Other Accrued Liabilities							15,000
Joint Venture, Ownership Percentage					49.00%	51.00%
Capital to be Raised									$ 7,500,000
Other Commitments, Description									Under the terms of the agreement, NCRC will receive a $5,000 fee for each investor whose minimum $500,000 investment is approved by USCIS. In addition, upon the Ruby Gold project receiving the aggregate sum of $7,500,000 through the EB-5 Program, NCRC shall be entitled to an undivided one and one half percent (1.5%) interest in the Ruby Gold project. No shares of Company stock have been or will be issued in connection with this agreement, and the entire EB-5 funding is expected to be non-dilutive to shareholders.